HSBC Holdings' subsidiaries, funds, joint ventures and associates	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
HSBC Holdings' subsidiaries, funds, joint ventures and associates

18	Interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2025	2024
	$m	$m
Interests in associates	29,469	28,777
Interests in joint ventures	108	132
Interests in associates and joint ventures	29,577	28,909

Principal associates of HSBC
	2025		2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,456	11,713	22,367	11,631
Saudi Awwal Bank	5,511	5,499	5,027	5,705
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Principal associates of HSBC (continued)
	At 31 Dec 2025
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	16.00
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1The Group’s interest in Bank of Communications Co., Limited (‘BoCom’) reduced from 19.03% to 16.00% following the completion of a capital issuance by
BoCom on 17 June 2025. There has been no percentage change in HSBC’s shareholding interest in the Saudi Awwal Bank when compared with 2024.

Share of profit in associates and joint ventures
	2025	2024	2023
	$m	$m	$m
Bank of Communications Co., Limited	2,132	2,241	2,250
Saudi Awwal Bank	665	596	538
Other associates and joint ventures	114	75	19
Share of profit in associates and joint ventures	2,911	2,912	2,807
Less: Impairment of interest in BoCom	(1,000)	—	(3,000)
A list of all associates and joint ventures is set out in Note 38.
Bank of Communications Co., Limited
The results for the period ended 31 December 2025 included a $1.1bn loss from the dilution of our shareholding and a $1.0bn impairment to the carrying amount of the Group’s interest in BoCom.
The Group’s interest in BoCom reduced from 19.03% to 16.00% following the completion of a capital issuance by BoCom on 17 June 2025. The dilution of the Group’s interest resulted in a pre-tax loss of $1.1bn, recognised in 'Other operating income/(expense)' in the Group’s consolidated income statement. The loss is not deductible for tax purposes as a consequence of our shareholding in BoCom being held for long-term investment purposes.
In addition, the Group’s impairment test on the carrying amount at 30 June 2025 resulted in an impairment of $1.0bn, as the recoverable amount as determined by a value-in-use calculation was lower than the carrying amount. The impairment was recognised within 'Impairment of interest in associate'. Consistent with prior periods, our value-in-use (‘VIU’) calculation uses both historical experience and market participant views to estimate future cash flows, relevant discount rates and associated capital assumptions. No further impairment (or reversal) was required for the period from 1 July 2025 to 31 December 2025 based on results of the quarterly impairment tests performed.
The impacts of the capital issuance have been incorporated in both the carrying amount and the VIU. The VIU assumptions incorporate updated expectations, taking into account both the impact of the capital issuance on BoCom’s financial position, and the latest macroeconomic, policy and industry factors in mainland China.
We remain strategically committed to mainland China and continue our valued, strategic partnership with BoCom.
HSBC’s Interest
The Group’s investment in BoCom continues to be classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including the Group’s latest shareholding, representation on BoCom’s Board of Directors, and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 ‘Investments in
Associates and Joint Ventures’, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the
Group’s share of associate’s net assets. An impairment test is required if there is any indication of impairment or reversal.
The fair value of the Group’s investment in BoCom had been below its carrying amount. No impairment (or reversal) was required for the year ended 31 December 2024.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying amount.
Impairment testing
The Group’s impairment test at 30 June 2025 concluded that there were indications of impairment. As part of this assessment, an impairment test on the carrying amount with an updated VIU calculation was performed which resulted in an impairment of $1.0bn, as the recoverable amount as determined by the VIU calculation was lower than the carrying amount. The impairment was recognised within 'Impairment of interest in associate'. The impairment loss is not deductible for tax purposes.
At 31 December 2025, no further impairment (or reversal) was required and the investment had a carrying amount of $22.5bn (2024: $22.4bn) and a fair value of $11.7bn (2024: $11.6bn).
Basis of recoverable amount
The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Those cash flows used estimates based on BoCom’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment which will be considered at the relevant time should they arise. Significant management judgement is required in arriving at the best estimate.
The VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in increases or reductions in the VIU include changes in BoCom’s short-term performance, a change in regulatory capital requirements or revisions to the forecast of BoCom’s future profitability.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term continues to be lower than recent (within the last five years) actual growth, and reflects the impact of recent macroeconomic, policy and industry factors in mainland China. As a result of management‘s intent to continue to retain its investment for the long term, earnings beyond the short to medium term are extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The CMC reflects the revised capital requirements arising from revisions of the ratio of risk-weighted assets to total assets assumption. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the
VIU calculation remain appropriate.
Key assumptions in value in use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Long-term profit growth rate: 3.00% (2024: 3.00%) for periods after 2029, which does not exceed forecast GDP growth in mainland China and is similar to forecasts by external analysts.
–Long-term asset growth rate: 3.25% (2024: 3.25%) for periods after 2029, which is the rate that assets are expected to grow to achieve long-
term profit growth of 3.00%.
–Discount rate: 8.08% (2024: 8.53%), which is based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 7.1% to 8.7% (2024: 7.1% to 8.8%) indicated by the CAPM, and decreased primarily as a consequence of a market-driven reduction in the risk-free rate.
–Expected credit losses (‘ECL’) as a percentage of loans and advances to customers: ranges from 0.67% to 0.87% (2024: 0.74% to 0.93%) in the short to medium term, reflecting reported credit experience in mainland China. For periods after 2029, the ratio is 0.87% (2024: 0.97%), reflecting the anticipated continuation of BoCom’s lower average ECL as a percentage of loans and advances to customers experienced in recent years.
–Risk-weighted assets as a percentage of total assets: ranges from 62.0% to 64.2% (2024: 62.0% to 62.5%) in the short to medium term, reflecting higher risk-weights in the short term followed by an expected reversion to recent historical levels. For periods after 2029, the ratio is
62.0% (2024: 62.0%), which continues to be similar to BoCom’s actual results in recent years.
–Loans and advances to customers growth rate: ranges from 7.5% to 8.0% (2024: 7.5% to 9.5%) in the short to medium term, which is similar to BoCom’s actual results in recent years. Decreases in the forecast growth rate of loans and advances to customers result in lower forecast
ECL.
–Operating income growth rate: ranges from 0.5% to 7.4% (2024: 0.1% to 9.9%) in the short to medium term, which is similar to BoCom’s actual results in recent years. The projected net interest income over the short to medium term reduced to reflect expected pressure on net interest margin compared with the prior period, which led to a net reduction in the VIU.
–Cost-income ratio: ranges from 34.8% to 40.0% (2024: 34.6% to 39.8%) in the short to medium term. These ratios are similar to BoCom’s actual results in recent years.
–Long-term effective tax rate: 15.0% (2024: 15.0%) for periods after 2029, which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/Group of 20 (‘G20’) Inclusive Framework on Base Erosion and Profit Shifting.
–Capital requirements: capital adequacy ratio of 12.5% (2024: 12.5%) and tier 1 capital adequacy ratio of 9.5% (2024: 9.5%), based on BoCom’s capital risk appetite and capital requirements respectively.
The following table illustrates the impact on the carrying amount of reasonably possible changes to key assumptions used in the VIU calculation.
This reflects the sensitivity of each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period. Unless specified, favourable and unfavourable changes are consistently applied throughout short-to-medium and long-term forecast years, based on a straight-line average of the base case assumption.

Sensitivity of the carrying amount to the key VIU assumptions
	Favourable change		Unfavourable change
		Reversal of impairment/ VIU headroom		Impairment
	bps	$bn	bps	$bn
At 31 Dec 2025
Long-term profit growth rate	30	2.1	(104)	(6.0)
Long-term asset growth rate	(129)	9.1	5	(0.5)
Discount rate	(98)	4.6	232	(5.5)
Expected credit losses as a percentage of loans and advances to customers[1]	2025 to 2029: 64 2030 onwards: 84	1.8	2025 to 2029: 90 2030 onwards: 98	(4.7)
Risk-weighted assets as a percentage of total assets	(184)	0.8	182	(1.7)
Loans and advances to customers growth rate	(138)	1.8	455	(7.1)
Operating income growth rate	101	3.7	(100)	(3.8)
Cost-income ratio	(281)	0.4	292	(6.4)
Long-term effective tax rate	(426)	1.7	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	363	(13.0)
Capital requirements – tier 1 capital adequacy ratio	—	—	333	(6.9)

At 31 Dec 2024
Long-term profit growth rate	55	4.0	(96)	(5.4)
Long-term asset growth rate	(121)	8.6	30	(2.8)
Discount rate	(143)	5.4	287	(6.4)
Expected credit losses as a percentage of loans and advances to customers[1]	2024 to 2028: 66 2029 onwards: 91	4.0	2024 to 2028: 108 2029 onwards: 104	(4.3)
Risk-weighted assets as a percentage of total assets	(132)	0.8	234	(1.7)
Loans and advances to customers growth rate	(217)	3.4	340	(6.1)
Operating income growth rate	76	2.7	(81)	(3.3)
Cost-income ratio	(190)	0.2	380	(7.1)
Long-term effective tax rate	(426)	1.6	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	372	(14.3)
Capital requirements – tier 1 capital adequacy ratio	—	—	270	(6.7)
1The expected credit losses as a percentage of loans and advances to customers reflect selected favourable and unfavourable rates.
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is
$13.4bn to $31.0bn (2024: $13.5bn to $30.8bn), acknowledging that the fair value of the Group’s investment has ranged from $7.5bn to $13.1bn over the last five years as at the date of the impairment tests. The possible range of VIU is based on impacts set out in the table above arising from the favourable/unfavourable change in the operating income in the short to medium term, the expected credit losses as a percentage of loans and advances to customers, and a 50bps increase/decrease in the discount rate. All other long-term assumptions, and the basis of the CMC have been kept unchanged when determining the reasonably possible range of the VIU.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2025, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2025, taking into account any known changes in the subsequent period from 1 October 2025 to 31 December 2025 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep
	2025	2024
	$m	$m
Cash and balances at central banks	104,220	99,663
Due from and placements with banks and other financial institutions	123,034	122,607
Loans and advances to customers	1,265,800	1,128,603
Other financial assets	657,196	587,721
Other assets	66,665	61,086
Total assets	2,216,915	1,999,680
Due to and placements from banks and other financial institutions	346,808	326,742
Deposits from customers	1,324,734	1,195,590
Other financial liabilities	320,154	282,894
Other liabilities	40,284	38,082
Total liabilities	2,031,980	1,843,308
Total equity	184,935	156,372

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2025	2024
	$m	$m
Equity attributable to shareholders	183,347	154,748
Other equity instruments	(20,708)	(23,946)
Equity attributable to shareholders less other equity instruments	162,639	130,802
The Group's share of equity[1]	26,595	25,284
Impairment[2]	(4,139)	(2,917)
Carrying amount	22,456	22,367
1This balance includes goodwill originally arising on acquisition and reflects the impacts from the dilution of our shareholding in BoCom as well as BoCom's interim dividend for the six months ended 30 June 2025.
2This balance includes the impact of foreign exchange movements.

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2025	2024
	$m	$m
Net interest income	23,886	23,180
Net fee and commission income	5,142	5,315
Credit and impairment losses	(7,056)	(7,410)
Depreciation and amortisation	(2,772)	(2,589)
Tax expense	(1,402)	(835)
Profit for the year	13,319	12,922
Other comprehensive income	292	1,361
Total comprehensive income	13,611	14,283
Dividends received from BoCom	744	745
Saudi Awwal Bank
The Group’s investment in Saudi Awwal Bank (‘SAB’) is classified as an associate. HSBC is the largest shareholder in SAB with a shareholding of
31%. Significant influence in SAB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
The fair value of the Group’s investment in SAB was marginally below the carrying amount as at 31 December 2025. An impairment test on the carrying amount with a VIU calculation was performed. The recoverable amount as determined by the VIU calculation was higher than the carrying amount using discounted cash flow projections. SAB has also had increasing profits each year. On that basis, the Group has concluded there is no indication of impairment.
The VIU calculation was based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with
IAS 36 ‘Impairment of Assets’. Those cash flows used estimates based on SAB’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment, which will be considered at the relevant time should they arise.
20Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2025	1.8	8.6	3.5	5.9	19.8
At 31 Dec 2024	2.4	7.0	7.2	1.8	18.4
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities. At 31 December 2025, HSBC’s principal SIC, Solitaire, did not hold any ABSs (2024: $0.7bn). Solitaire was previously funded entirely by commercial paper (‘CP’) issued to HSBC. At 31 December 2025, no CP was held by HSBC (2024: $1.0bn).
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $6.4bn at 31 December 2025 (2024: $5.2bn). First loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of loss protection is provided by HSBC in the form of a programme-wide enhancement facility.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically, and the structured entities issue debt securities to investors. Where synthetic securitisations are used, the credit risk associated with the loan portfolio of assets is transferred to the structured entities through loan portfolio financial guarantees.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
Total asset values of the entities ($m)	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
0–500	207	323	1,062	57	1,649
500–2,000	2	71	910	1	984
2,000–5,000	—	35	403	1	439
5,000–25,000	—	24	237	—	261
25,000+	—	6	41	—	47
Number of entities at 31 Dec 2025	209	459	2,653	59	3,380
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	9.4	12.4	21.8	2.8	46.4
– trading assets	—	0.2	—	—	0.2
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	7.9	19.5	—	27.4
– loans and advances to customers	9.4	—	—	1.5	10.9
– financial investments	—	—	0.4	—	0.4
– assets held for sale	—	4.3	1.9	—	6.2
– other assets	—	—	—	1.3	1.3
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.7	0.7
– other liabilities	—	—	—	0.7	0.7
Other off-balance sheet commitments	—	0.3	6.5	1.3	8.1
HSBC’s maximum exposure at 31 Dec 2025	9.4	12.7	28.3	3.4	53.8

Total asset values of the entities ($m)
0–500	167	344	1,215	46	1,772
500–2,000	2	75	911	2	990
2,000–5,000	—	30	348	1	379
5,000–25,000	—	21	212	—	233
25,000+	—	2	33	—	35
Number of entities at 31 Dec 2024	169	472	2,719	49	3,409
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	5.4	12.1	25.4	2.4	45.3
– trading assets	—	0.1	—	—	0.1
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	7.8	22.2	—	30.0
– loans and advances to customers	5.4	—	0.7	1.5	7.6
– financial investments	—	0.2	0.4	—	0.6
– assets held for sale	—	4.0	2.1	—	6.1
– other assets	—	—	—	0.9	0.9
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	—	1.0	8.1	1.3	10.4
HSBC’s maximum exposure at 31 Dec 2024	5.4	13.1	33.5	3.3	55.3
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
–For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
–For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying amount of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group’s exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in
ABSs issued by third-party structured entities.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 94.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2025 and 2024 was not significant.
38HSBC Holdings’ subsidiaries, funds, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, funds, joint ventures and associates, the registered office addresses and the effective percentages of equity owned at 31 December 2025 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		11
AI Nominees (UK) Two Limited	100.00		11
Almacenadora Banpacifico S.A. (In Liquidation)	N/A		1, 12
Assetfinance December (F) Limited	100.00		13
Assetfinance December (H) Limited (In Liquidation)	100.00		14
Assetfinance December (P) Limited	100.00		11
Assetfinance December (R) Limited (In Liquidation)	100.00		14
Assetfinance June (A) Limited	100.00		11
Assetfinance June (D) Limited (In Liquidation)	100.00		14
Assetfinance March (B) Limited	100.00		15
Assetfinance March (D) Limited	100.00		13
Assetfinance March (F) Limited (In Liquidation)	100.00		14
Assetfinance September (F) Limited	100.00		11
Assetfinance September (G) Limited (In Liquidation)	100.00		14
B&Q Financial Services Limited (In Liquidation)	100.00		14
Banco HSBC S.A.	100.00		16
Banco Nominees (Guernsey) Limited	100.00		17
Banco Nominees 2 (Guernsey) Limited	100.00		17
Banco Nominees Limited	100.00		18
Beau Soleil Limited Partnership	N/A		1, 19
Beijing HSBC Real Estate Leasing Company Limited	N/A		1, 10, 20
Beijing Miyun HSBC Rural Bank Company Limited	N/A		1, 10, 21
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 22
Canada Square Nominees (UK) Limited	100.00		11
Capco/Cove, Inc.	100.00		23
Card-Flo #3, Inc.	100.00		24
CCF & Partners Asset Management Limited (In Liquidation)	100.00	(99.99)	14
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		2, 25
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	11
Charterhouse Management Services Limited	100.00	(99.99)	11
Charterhouse Pensions Limited	100.00		11
Chongqing Dazu HSBC Rural Bank Company Limited	N/A		1, 10, 26
Chongqing Fengdu HSBC Rural Bank Company Limited	N/A		1, 10, 27
Chongqing Rongchang HSBC Rural Bank Company Limited (In Liquidation)	N/A		1, 10, 28
COIF Nominees (UK) Two Limited	100.00		11
COIF Nominees Limited	N/A		1, 11
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 29
Dalian Pulandian HSBC Rural Bank Company Limited	N/A		1, 10, 30
Decision One Mortgage Company, LLC	N/A		1, 31
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	12
Electronic Data Process México, S.A. de C.V.	100.00		32
Eton Corporate Services Limited	100.00		17
Flandres Contentieux S.A.	100.00	(99.99)	5, 33
Foncière Elysées	100.00	(99.99)	5, 33
Fujian Yongan HSBC Rural Bank Company Limited	N/A		1, 10, 34
Fulcher Enterprises Company Limited (In Liquidation)	100.00	(63.43)	35
Fundacion HSBC, A.C.	100.00	(99.99)	2, 8, 12
Giller Ltd.	100.00		23
Griffin International Limited (In Liquidation)	100.00		14
Grupo Financiero HSBC, S. A. de C. V.	99.99		12
Guangdong Enping HSBC Rural Bank Company Limited	N/A		1, 10, 36

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Guangzhou HSBC Real Estate Company Ltd	N/A		1, 10, 37
Hang Seng (Nominee) Limited	100.00	(63.43)	38
Hang Seng Bank (China) Limited	N/A		1, 10, 39
Hang Seng Bank (Trustee) Limited	100.00	(63.43)	38
Hang Seng Bank Limited	63.43		38
Hang Seng Bullion Company Limited	100.00	(63.43)	38
Hang Seng Credit Limited (In Liquidation)	100.00	(63.43)	35
Hang Seng Data Services Limited	100.00	(63.43)	38
Hang Seng Finance Limited	100.00	(63.43)	38
Hang Seng Financial Information Limited	100.00	(63.43)	38
Hang Seng Indexes (Netherlands) B.V.	100.00	(63.43)	40
Hang Seng Indexes Company Limited	100.00	(63.43)	38
Hang Seng Insurance Company Limited	100.00	(63.43)	38
Hang Seng Investment Management Limited	100.00	(63.43)	38
Hang Seng Investment Services Limited	100.00	(63.43)	38
Hang Seng Qianhai Fund Management Company Limited	N/A		1, 10, 41
Hang Seng Real Estate Management Limited	100.00	(63.43)	38
Hang Seng Securities Limited	100.00	(63.43)	38
Hang Seng Security Management Limited	100.00	(63.43)	38
HASE Wealth Limited	100.00	(63.43)	38
Haseba Investment Company Limited	100.00	(63.43)	38
HBPH Corporation (In Liquidation)	99.99		42
HFC Bank Limited (In Liquidation)	100.00		43
High Time Investments Limited	100.00	(63.43)	38
HLF	100.00	(99.99)	5, 33
Honey Blue Enterprises Limited	100.00		19
Honey Green Enterprises Ltd.	100.00		44
Honey Grey Enterprises Limited	100.00		19
Honey Silver Enterprises Limited	100.00		19
Household International Europe Limited (In Liquidation)	100.00		43
Household Pooling Corporation	100.00		45
Housing (USA) Inc.	100.00		24
HSBC (BGF) Investments Limited	100.00		11
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		46
HSBC (Malaysia) Trustee Berhad	100.00		47
HSBC (Singapore) Nominees Pte Ltd	100.00		48
HSBC Agency (India) Private Limited	100.00		49
HSBC Amanah Malaysia Berhad	100.00		46
HSBC Americas Corporation (Delaware)	100.00		24
HSBC Asia Holdings B.V.	100.00		11
HSBC Asia Holdings Limited	100.00		3, 19
HSBC Asia Pacific Holdings (UK) Limited	100.00		6, 11
HSBC Asset Finance (UK) Limited	100.00		11
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		11
HSBC Australia Holdings Pty Limited	100.00		4, 6, 52
HSBC BANK (CHILE)	100.00		53
HSBC Bank (China) Company Limited	N/A		1, 10, 54
HSBC Bank (General Partner) Limited	100.00		55
HSBC Bank (Mauritius) Limited	100.00		56
HSBC Bank (Singapore) Limited	100.00		48
HSBC Bank (Taiwan) Limited	100.00		57
HSBC Bank (Uruguay) S.A.	100.00		58
HSBC Bank (Vietnam) Ltd.	100.00		59
HSBC Bank A.S.	100.00		60
HSBC Bank Australia Limited	100.00		52
HSBC Bank Bermuda Limited	100.00		18
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 55
HSBC Bank Egypt S.A.E	94.54		61
HSBC Bank Malaysia Berhad	100.00		4, 46
HSBC Bank Malta p.l.c.	70.03		62
HSBC Bank Middle East Limited	100.00		4, 63
HSBC Bank Pension Trust (UK) Limited	100.00		11
HSBC Bank plc	100.00		3, 4, 11
HSBC Bank USA, National Association	100.00		4, 64
HSBC Branch Nominee (UK) Limited	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Brasil Holding S.A.	100.00		16
HSBC Broking Forex (Asia) Limited	100.00		19
HSBC Broking Futures (Asia) Limited	100.00		19
HSBC Broking Futures (Hong Kong) Limited	100.00		19
HSBC Broking Securities (Asia) Limited	100.00		19
HSBC Broking Securities (Hong Kong) Limited	100.00		19
HSBC Broking Services (Asia) Limited	100.00		19
HSBC Capital (USA), Inc.	100.00		24
HSBC Card Services Inc.	100.00		24
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Cayman Limited (In Liquidation)	100.00		65
HSBC Cayman Services Limited	100.00		65
HSBC Client Holdings Nominee (UK) Limited	100.00		11
HSBC Client Nominee (Jersey) Limited	100.00		2, 66
HSBC Continental Europe	99.99		5, 33
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		46
HSBC Corporate Finance (Hong Kong) Limited	100.00		19
HSBC Corporate Secretary (UK) Limited	100.00		3, 11
HSBC Corporate Services (Shanghai) Co., Ltd.	N/A		1, 10, 67
HSBC Corporate Trustee Company (UK) Limited	100.00		11
HSBC Custody Nominees (Australia) Limited	100.00		52
HSBC Custody Services (Guernsey) Limited	100.00		17
HSBC Electronic Data Processing (Guangdong) Limited	N/A		1, 10, 69
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		70
HSBC Electronic Data Processing (Philippines), Inc.	99.99		71
HSBC Electronic Data Processing India Private Limited	100.00		72
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		73
HSBC Electronic Data Service Delivery (Egypt) S.A.E	100.00		74
HSBC Equipment Finance (UK) Limited	100.00		13
HSBC Equity (UK) Limited (In Liquidation)	100.00		14
HSBC Europe B.V.	100.00		11
HSBC Express Finance Data Services Limited	100.00		19
HSBC Factoring (France)	100.00	(99.99)	5, 33
HSBC Finance (Netherlands)	100.00		3, 11
HSBC Finance Corporation	100.00		24
HSBC Finance Limited (In Liquidation)	100.00		14
HSBC Finance Transformation (UK) Limited	100.00		11
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		2, 48
HSBC Financial Services (Lebanon) S.A.L (In Liquidation)	99.83		75
HSBC FinTech Services (Shanghai) Company Limited	N/A		1, 10, 76
HSBC Global Custody Nominee (UK) Limited	100.00		11
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		11
HSBC Global Services (Canada) Limited	100.00		85
HSBC Global Services (China) Holdings Limited	100.00		11
HSBC Global Services (Hong Kong) Limited	100.00		19
HSBC Global Services (UK) Limited	100.00		11
HSBC Global Services Limited	100.00		3, 11
HSBC Group Management Services Limited	100.00		11
HSBC Group Nominees UK Limited	100.00		3, 11
HSBC Holdings B.V.	100.00		11
HSBC Innovation Bank Limited	100.00		87
HSBC Institutional Trust Services (Asia) Limited	100.00		19
HSBC Institutional Trust Services (Bermuda) Limited	100.00		18
HSBC Institutional Trust Services (Mauritius) Limited	100.00		88
HSBC Institutional Trust Services (Singapore) Limited	100.00		48

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Insurance (Asia) Limited	100.00		89
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		79
HSBC Insurance (Bermuda) Limited	100.00		18
HSBC Insurance Agency (USA) Inc.	100.00		90
HSBC Insurance Brokerage Company Limited	N/A		1, 10, 91
HSBC Insurance Brokers Greater China Limited	100.00		79
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		18
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		18
HSBC International Finance Corporation (Delaware)	100.00		92
HSBC International Trustee (BVI) Limited	100.00		9, 93
HSBC International Trustee (Holdings) Pte. Limited	100.00		48
HSBC International Trustee Limited	100.00		94
HSBC Inversiones S.A.	100.00		53
HSBC InvestDirect (India) Private Limited	99.99		50
HSBC InvestDirect Financial Services (India) Limited	99.99		50
HSBC InvestDirect Sales & Marketing (India) Private Limited	98.99	(98.98)	49
HSBC InvestDirect Securities (India) Private Limited	99.99		50
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		95
HSBC Investment Bank Holdings B.V.	100.00		11
HSBC Investment Bank Holdings Limited	100.00		11
HSBC Investment Company Limited	100.00		3, 11
HSBC Invoice Finance (UK) Limited	100.00		13
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		11
HSBC Latin America B.V.	100.00		11
HSBC Latin America Holdings (UK) Limited	100.00		3, 11
HSBC Leasing (Asia) Limited	100.00		19
HSBC Life (Bermuda) Limited	100.00		18
HSBC Life (Cornell Centre) Limited	100.00		89
HSBC Life (Edwick Centre) Limited	100.00		89
HSBC Life (International) Limited	100.00		18
HSBC Life (Property) Limited	100.00		89
HSBC Life (Singapore) Pte. Ltd.	100.00		48
HSBC Life (Tsing Yi Industrial) Limited	100.00		89
HSBC Life (UK) Limited	100.00		11
HSBC Life (Workshop) Limited	100.00		89
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	80
HSBC Life Insurance Company Limited	N/A		1, 10, 97
HSBC LU Nominees Limited	100.00		11
HSBC Markets (USA) Inc.	100.00		24
HSBC Marking Name Nominee (UK) Limited	100.00		11
HSBC Master Trust Trustee Limited (In Liquidation)	100.00		14
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		12
HSBC Middle East Asset CO. LLC	100.00		100
HSBC Middle East Holdings B.V.	100.00		3, 4, 63
HSBC Middle East Leasing Partnership	N/A		1, 101
HSBC Middle East Securities L.L.C (In Liquidation)	100.00		102
HSBC Mortgage Corporation (USA)	100.00		24
HSBC Nominees (Asing) Sdn Bhd	100.00		46
HSBC Nominees (Hong Kong) Limited	100.00		19
HSBC Nominees (New Zealand) Limited	100.00		103
HSBC Nominees (Tempatan) Sdn Bhd	100.00		46
HSBC North America Holdings Inc.	100.00		4, 24
HSBC Overseas Holdings (UK) Limited	100.00		3, 11
HSBC Overseas Investments Corporation (New York)	100.00		104
HSBC Overseas Nominee (UK) Limited	100.00		11
HSBC PB Corporate Services 1 Limited	100.00		105
HSBC PB Services (Suisse) SA	100.00		106

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Pension Trust (Ireland) DAC (In Liquidation)	100.00		107
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	12
HSBC PI Holdings (Mauritius) Limited	100.00		88
HSBC Preferential LP (UK)	100.00		11
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	96
HSBC Private Bank (Suisse) SA	100.00		106
HSBC Private Bank (UK) Limited	100.00		11
HSBC Private Banking Holdings (Suisse) SA	100.00		106
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		105
HSBC Private Equity Investments (UK) Limited	100.00		11
HSBC Private Markets Management SARL	N/A		1, 2, 108
HSBC Private Trustee (Hong Kong) Limited	100.00		19
HSBC Professional Services (India) Private Limited	100.00		109
HSBC Property (UK) Limited	100.00		11
HSBC Property Funds (Holding) Limited	100.00		11
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		19
HSBC Qianhai Securities Limited	N/A		1, 10, 110
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 33
HSBC REGIO Fund General Partner S.à r.l.	100.00		86
HSBC Retirement Benefits Trustee (UK) Limited	100.00		3, 11
HSBC Retirement Services Limited (In Liquidation)	100.00		2, 14
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.19)	111
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	112
HSBC Securities (Japan) Co., Ltd.	100.00		51
HSBC Securities (Singapore) Pte Limited	100.00		48
HSBC Securities (South Africa) (Pty) Limited	100.00		113
HSBC Securities (Taiwan) Corporation Limited	100.00		57
HSBC Securities (USA) Inc.	100.00		24
HSBC Securities and Capital Markets (India) Private Limited	99.99		6, 49
HSBC Securities Brokers (Asia) Limited	100.00		19
HSBC Securities Investments (Asia) Limited	100.00		19
HSBC Securities Services (Bermuda) Limited	100.00		18
HSBC Securities Services (Guernsey) Limited	100.00		17
HSBC Securities Services (Ireland) DAC	100.00		107
HSBC Securities Services (Luxembourg) S.A.	100.00		96
HSBC Securities Services Holdings (Ireland) DAC	100.00		107
HSBC Securities Services Nominees Limited	100.00		19
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Semfi Limited	75.00		11
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 77
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		114
HSBC Services (France)	100.00	(99.99)	5, 33
HSBC Services Japan Limited	100.00		84
HSBC Services USA Inc.	100.00		115
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	12
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC SFT (C.I.) Limited	100.00		17
HSBC Software Development (Guangdong) Limited	N/A		1, 10, 116
HSBC Software Development (India) Private Limited	100.00		117
HSBC Software Development (Malaysia) Sdn Bhd	100.00		70
HSBC Specialist Investments Limited	100.00		11
HSBC Technology & Services (USA) Inc.	100.00		24
HSBC Transaction Services GmbH	100.00	(99.99)	7, 77
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	96

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	7, 77
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 77
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 77
HSBC Trust Company (Delaware), National Association	100.00		92
HSBC Trustee (C.I.) Limited	100.00		105
HSBC Trustee (Cayman) Limited	100.00		65
HSBC Trustee (Guernsey) Limited	100.00		17
HSBC Trustee (Hong Kong) Limited	100.00		19
HSBC Trustee (Singapore) Limited	100.00		48
HSBC UK Bank plc	100.00		3, 13
HSBC UK Client Nominee Limited	100.00		13
HSBC UK Covered Bonds LLP	N/A		1, 13
HSBC UK Societal Projects Limited (In Dissolution)	N/A		1, 13
HSBC USA Inc.	100.00		4, 104
HSBC Ventures USA Inc.	100.00		24
HSBC Violet Investments (Mauritius) Limited	100.00		118
HSBC Wealth Client Nominee Limited	100.00		13
HSBC Yatirim Menkul Degerler A.S.	100.00		60
HSI Asset Securitization Corporation	100.00		24
HSI International Limited	100.00	(63.43)	38
HSIL Investments Limited	100.00		11
Hubei Macheng HSBC Rural Bank Company Limited	N/A		1, 10, 119
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	N/A		1, 10, 120
Hubei Tianmen HSBC Rural Bank Company Limited	N/A		1, 10, 121
Hunan Pingjiang HSBC Rural Bank Company Limited	N/A		1, 10, 122
Imenson Limited	100.00	(63.43)	38
Inmobiliaria Bisa, S.A. de C.V.	99.99	(99.98)	12
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	12
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	12
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	7, 77
James Capel (Nominees) Limited	100.00		11
James Capel (Taiwan) Nominees Limited	100.00		11
Keyser Ullmann Limited	100.00	(99.99)	11
Lion Corporate Services Limited	100.00		19
Lion International Corporate Services Limited	100.00		94
Lion International Management Limited	100.00		94
Lion Management (Hong Kong) Limited	100.00		19
Lyndholme Limited	100.00		19
Marks and Spencer Financial Services plc	100.00		123
Marks and Spencer Unit Trust Management Limited	100.00		123
Midcorp Limited (In Liquidation)	100.00		14
Midland Bank (Branch Nominees) Limited	100.00		13
Midland Nominees Limited	100.00		13
MP Payments Group Limited	100.00		11
MP Payments Middle East AE L.L.C. (In Liquidation)	100.00		124
MP Payments Operations Limited	100.00		11
MP Payments Singapore Pte. Ltd. (In Liquidation)	100.00		48
MP Payments UK Limited	100.00		11
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		11
PT Bank HSBC Indonesia	98.94		125
PT HSBC Sekuritas Indonesia	99.00		126
R/CLIP Corp.	100.00		24
Real Estate Collateral Management Company	100.00		24
Republic Nominees Limited	100.00		17
RLUKREF Nominees (UK) One Limited	100.00		11
RLUKREF Nominees (UK) Two Limited	100.00		11
S.A.P.C. - Ufipro Recouvrement	99.99		8, 33
Saf Baiyun	100.00	(99.99)	5, 33
Saf Guangzhou	100.00	(99.99)	5, 33

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
SFM	100.00	(99.99)	5, 33
SFSS Nominees (Pty) Limited	100.00		113
Shandong Rongcheng HSBC Rural Bank Company Limited	N/A		1, 10, 127
Shenzhen HSBC Development Company Ltd	N/A		1, 10, 128
Sico Limited	100.00		129
SNC Les Oliviers D'Antibes	60.00	(59.99)	8, 78
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 33
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 33
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 33
Société Française et Suisse	100.00	(99.99)	5, 33
Somers Dublin DAC	100.00	(99.99)	107
Somers Nominees (Far East) Limited	100.00		18
Sopingest	100.00	(99.99)	2, 5, 33
St Cross Trustees Limited	100.00		13
Sun Hung Kai Development (Lujiazui III) Limited	N/A		1, 10, 134
The Hongkong and Shanghai Banking Corporation Limited	100.00		19
Tooley Street View Limited	100.00		3, 11
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 77
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 77
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	7, 77
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 77
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 77
Turnsonic (Nominees) Limited	100.00		13
Valeurs Mobilières Elysées	100.00	(99.99)	5, 33
WARDLEY LIMITED	100.00		19
Wayfoong (Asia) Limited	100.00		79
Wayfoong Nominees Limited	100.00		19
Westminster House, LLC	N/A		1, 24
Woodex Limited	100.00		18
Yan Nin Development Company Limited	100.00	(63.43)	38
Funds
The undertakings below are part of our fund management structure.

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Amber 2022 Direct Lending Fund SCA SICAV-RAIF	N/A		1, 175
AMGB International Long-Term Equity Strategy Mandate	N/A		1, 11
Blackthorn Diversified Credit 2024 LP	N/A		1, 186
CI 10 LP Inc	N/A		1, 98
Cinnabar 2021 Direct Lending Cell 1 PC	N/A		1, 176
Copper Direct Lending L.P.	N/A		1, 177
D9 LP Inc	N/A		1, 98
Deerpath Capital VII (Cayman), LP	N/A		1, 187
Diversified Loan Fund – Direct Lending A S.a.r.l	100.00	(48.00)	68
Diversified Loan Fund – Direct Lending B S.a.r.l	100.00	(48.00)	68
Diversified Loan Fund – Syndicated Loan A S.a.r.l	100.00	(48.00)	68
Diversified Loan Fund – Syndicated Loan C S.a.r.l	100.00	(48.00)	68
DRC European Real Estate Debt Fund IV (EUR) L.P.	N/A		1, 178
Elysées Grand Large	N/A		1, 78
ESDLF 2023 Carry L.P	N/A		1, 98
GTIDF Fund Carry L.P.	N/A		1, 98
H.I.G. Heliodor 2021 PC	N/A		1, 179
H5 LP Inc	N/A		1, 98

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
H8 LP Inc	N/A		1, 98
H9 LP Inc	N/A		1, 98
Hayfin Garnet Feeder Fund S.C.A. SICAV- RAIF	N/A		1, 180
Hayfin Garnet II Feeder Fund S.C.A. SICAV- RAIF	N/A		1, 180
HSBC (Guernsey) Aggregator PCC Limited	100.00		98
HSBC (Guernsey) Focus PCC Limited	100.00		98
HSBC (Guernsey) GP PCC Limited	100.00		17
HSBC Alternative Investments Limited	100.00		11
HSBC ASIA LIVING REAL ESTATE GP S.À R.L.	100.00		164
HSBC Asset Management (Fund Services UK) Limited	100.00		11
HSBC Asset Management (India) Private Limited	99.99		50
HSBC Asset Management (Japan) Limited	100.00		51
HSBC Climate Growth Partners Fund SCSp	N/A		1, 165
HSBC Climate Growth Partners GP S.à r.l.	100.00		165
HSBC Climate Growth Partners VC Carry L.P.	N/A		1, 98
HSBC Diversified Loan Fund – Master S.a.r.l.	100.00	(48.00)	68
HSBC Diversified Loan Fund General Partner S.à r.l.	100.00		68
HSBC Diversified Loan Fund SCSp-RAIF	N/A		1, 68
HSBC Equity Partners USA, LP	N/A		1, 83
HSBC European Senior Direct Lending 2023 HoldCo S.à r.l.	100.00	(99.60)	86
HSBC EUROPEAN SENIOR DIRECT LENDING AIF OFS	N/A		1, 165
HSBC European Senior Direct Lending Fund 2023 RAIF SICAV-S.A.	99.60		86
HSBC Financial Technology Venture Capital Fund SCSp	N/A		1, 165
HSBC Financial Technology Venture Capital GP S.à r.l.	100.00		165
HSBC Fintech VC Carry L.P.	N/A		1, 98
HSBC GH Luxembourg Fund	N/A		1, 165
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 18
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 77
HSBC Global Asset Management (France)	100.00	(99.99)	5, 78
HSBC Global Asset Management (Hong Kong) Limited	100.00		79
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	80
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Global Asset Management (Singapore) Limited	100.00		48
HSBC Global Asset Management (Switzerland) AG	100.00		5, 81
HSBC Global Asset Management (Taiwan) Limited	100.00		82
HSBC Global Asset Management (UK) Limited	100.00		11
HSBC Global Asset Management (USA) Inc.	100.00		83
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		84
HSBC Global Asset Management Limited	100.00		3, 11
HSBC Global Infrastucture Debt Fund SCSp	N/A		1, 86
HSBC Global Transition Infrastructure Debt Fund RAIF SICAV-S.A.	N/A		1, 86
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		1, 86
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		1, 86
HSBC Investment Funds (Hong Kong) Limited	100.00		79
HSBC Investment Funds (Luxembourg) SA	100.00		96
HSBC Latin America Coinvestments Partners, LP	N/A		1, 83

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Management (Guernsey) Limited	100.00		98
HSBC Management Consultancy (Shanghai) Company Limited	N/A		1, 10, 99
HSBC Portfoy Yonetimi A.S.	100.00		60
HSBC Private Markets GP S.à r.l.	100.00		165
HSBC RCF HoldCo S.à r.l.	100.00		86
HSBC RCF Partnership Fund RAIF SICAV- S.A.	N/A		1, 86
HSBC RCF SPV S.à r.l.	100.00		86
HSBC REIM (France)	100.00	(99.99)	5, 78
HSBC SDL UK 2020 HoldCo S.à r.l	100.00	(32.60)	96
HSBC SDL UK 2020 LendCo S.à r.l.B137	100.00	(32.60)	96
HSBC SDL UK II HoldCo S.à r.l.	100.00	(48.90)	86
HSBC SDLF II Carry L.P.	N/A		1, 98
HSBC Senior UK Direct Lending 2020 RAIF SICAV-S.A.	N/A		1, 96
HSBC Senior UK Direct Lending Fund II RAIF SICAV-S.A.	N/A		1, 86
HSBC Trustees (India) Private Limited	99.99		49
HSBC USD Senior Direct Lending Carry L.P.	N/A		1, 98
HSBC USD Senior Direct Lending GP S.à.r.l	100.00		86
HVDF US LLC	N/A		1, 24
HVDF US, L.P.	N/A		1, 2, 24
I3 LP Inc	N/A		1, 98
ICG Credit Strategies S.C.A SICAV-RAIF - ICG Mandate 2023 Direct Lending Fund	N/A		1, 181
ICG Credit Strategies S.C.A. SICAV-RAIF - ICG Mandate 2020 Direct Lending Fund	N/A		1, 181
Idinvest Growth Secondary Feeder SCA SICAV-RAIF	N/A		1, 182
INHK IE LP Inc	N/A		1, 98
INHK Orca Carry L.P.	N/A		1, 98
INHK PC LP Inc	N/A		1, 98
INHK PE LP Inc	N/A		1, 98
J6 LP Inc	N/A		1, 98
KKR-LON Credit Strategies SCA SICAV-RAIF	N/A		1, 183
Korea Nova Solar 1 Inc	100.00	(66.70)	166
Korea Nova Solar 2 Inc	100.00	(66.70)	166
L1 LP Inc	N/A		1, 98
Lohas ECE Brown KK	N/A		1, 167
NAV Financing Partnership Fund Carry L.P.	N/A		1, 98
Nova Solar 1 GK	N/A		1, 168
Nova Solar 2 GK	N/A		1, 168
Nova Solar 3 GK	N/A		1, 168
Nova Solar 4 GK	N/A		1, 168
P2 LP Inc	N/A		1, 98
PE Opps II Carry L.P	N/A		1, 98
PE Opps III Carry L.P	N/A		1, 98
PPDP Peridot 2022 Feeder SCA SICAV-RAIF	N/A		1, 180
RCF Partnership Fund Carry L.P.	N/A		1, 98
Red Hexagon Energy Transition Asia Carry L.P.	N/A		1, 98
Red Hexagon Energy Transition Asia Fund SCSp	N/A		1, 86
Red Hexagon Energy Transition Asia GP S.à r.l.	100.00		86
Red Hexagon ETA Master HoldCo Limited	100.00		169
Red Hexagon ETA Tekoma Japan Limited	100.00	(66.70)	169
Red Hexagon ETA Tekoma Operation Limited	100.00	(66.70)	169
Red Hexagon ETA Tekoma Taiwan Limited	100.00	(66.70)	169
SilkRoad Fund Management S.à.r.l	100.00		130
Silkroad GP II Limited	100.00		2, 131
Silkroad GP II S.a.r.l.	100.00		130
Silkroad GP Limited	100.00		65
Silkroad GP SC S.a r.l	100.00		132
Silkroad Property Partners PTE. LTD.	100.00		133
Solar Field 13 GK	N/A		1, 168
SSOF IV Overage SMA H, L.P.	N/A		1, 184
Sunpower Americas Co-Invest I SCS	N/A		1, 185
Taiwan Nova Solar 1 Limited	100.00	(66.70)	170

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Tekoma Energy Group Holdings Limited	66.70		169
Tekoma Energy Holdings Limited	100.00	(66.70)	170
Tekoma Energy Inc	100.00	(66.70)	171
Tekoma Energy KK	100.00	(66.70)	1, 168
Tekoma Energy Korea Inc	100.00	(66.70)	172
Tekoma Korea Holdings Limited	100.00	(66.70)	166
Tekoma Korea Limited	100.00	(66.70)	169
Vision 2023 Carry L.P	N/A		1, 98
Vision 2024 Carry L.P.	N/A		1, 98
Vision 2025 Carry L.P.	N/A		1, 98
Vision Apex 2025 Carry L.P.	N/A		1, 98
Vision Impact Carry L.P.	N/A		1, 98
Vision Infrastructure Carry L.P.	N/A		1, 98
W4 LP Inc	N/A		1, 98
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Climate Asset Management Limited	40.00	135
MK HoldCo Limited	50.32	2, 136
Pentagreen Capital Pte. Ltd	50.00	137
ProServe Bermuda Limited	50.00	138
The London Silver Market Fixing Limited	N/A	1, 2, 139
Vaultex UK Limited	50.00	2, 140
Non-Profit Foundation
The undertakings below are Non-Profit Foundation.

Non-Profit Foundation	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
HSBC Philanthropy Foundation Beijing	N/A	1, 163
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Aiera, Inc.	2.90		4, 173
Bank of Communications Co., Ltd.	16.00		2, 141
Barrowgate Limited	24.64	(15.63)	142
BGF Group plc	24.62		143
Bud Financial Limited	6.20		4, 144
CANARA HSBC LIFE INSURANCE COMPANY LIMITED	25.50		145
Dowsure Inc.	10.12		2, 4, 147
Episode Six Inc.	5.68		4, 148
EPS Company (Hong Kong) Limited	42.03	(38.65)	19
Future Forward Holdings LLC	N/A		1, 24
HQLAX S.à r.l.	6.09		4, 149
HSBC Jintrust Fund Management Company Limited	N/A		1, 2, 10, 150
HSBC UK Covered Bonds (LM) Limited	20.00		2, 151
Intelligent Processing Solution Limited	10.00		2, 174
Lightico Ltd	3.19		4, 152
LiquidityMatch LLC	N/A		1, 153
London Precious Metals Clearing Limited	30.00		2, 154
Marketnode PTE. Ltd.	12.64		4, 155
MENA Infrastructure Fund (GP) Ltd	33.33		156
Quantexa Limited	8.92		4, 157

Radiant Global Investors LLC	N/A	1, 2, 158
Saudi Awwal Bank	31.00	159
The London Gold Market Fixing Limited	N/A	1, 139
Threadneedle Software Holdings Limited	7.80	4, 160
Topaz Consultation LLC	N/A	1, 24
Trade Information Network Limited (In Liquidation)	12.76	161
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	1, 77
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	2, 162

Footnotes for Note 38
Description of shares
1
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

2
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

3	Directly held by HSBC Holdings plc
4	Preference Shares
5	Actions
6	Redeemable Preference Shares
7	GmbH Anteil
8	Parts
9	Non-Participating Voting
10	Registered Capital Shares

Registered offices
11	8 Canada Square, London, United Kingdom, E14 5HQ
12	347 Paseo de la Reforma, Col. Cuauhtémoc, Mexico, 06500
13	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
14	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
15	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
16	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
17	Arnold House, St Julian's Avenue, St Peter Port, Guernsey, GY1 3NF
18	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
19	1 Queen's Road Central, Hong Kong
20	Units 2401-55, Floor 24, Tower 2, 1 Jianguomenwai Avenue, Chaoyang District, Beijing, China, 100020
21	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
22	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
23	239 Van Rensselaer Street, Buffalo, New York, United States of America, 14210
24	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
25	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
26	No 1, Bei Huan East Road Dazu County, Chongqing, China
27	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
28	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
29	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
30	First & Second Floor No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China
31	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States of America, 27615-6417
32	Avenida de las Granjas 972, Building A, Floor 2, Colonia Santa Bárbara, Alcaldía Azcapotzalco, Mexico City, Mexico, 02230
33	38 avenue Kléber, Paris, France, 75116

Registered offices
34	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
35	8/F, Prince's Building, 10 Chater Road, Central, Hong Kong
36	No. 44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
37	Rooms 101, 201-205, 301-305, No. 2 Yong Jin Yi Street, Huangge Town, Nansha District, Guangzhou, China
38	83 Des Voeux Road Central, Hong Kong
39	34/F, 36/F and 46/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
40	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
41	1001, T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
42	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
43	C/O Teneo Financial Advisory Limited The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
44	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
45	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States of America, 89703
46	Level 21 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
47	Level 19 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
48	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
49	52/60 M G Road Fort, Mumbai, India, 400 001
50	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
51	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
52	Level 36, Tower 1, International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
53	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
54	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
55	HSBC House, Esplanade, St. Helier, Jersey, JE4 8UB
56	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
57	54F, 7 Xinyi Road Sec. 5 Xinyi district, Taipei, Taiwan
58	1266 Dr Luis Bonativa 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
59	Metropolitan Building, 235 Dong Khoi, Sai Gon Ward, Ho Chi Minh City, Viet Nam
60	Esentepe Mah. Büyükdere Caddesi No.128 Şişli, Istanbul, Turkiye, 34394
61	306 Corniche El Nil Street, Maadi, Cairo, Egypt
62	116 Archbishop Street, Valletta, Malta, VLT1444
63	Unit 401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 30444, Dubai, United Arab Emirates
64	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
65	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
66	HSBC House, Esplanade, St. Helier, Jersey, JE1 1HS
67	Room 2703, 27F, Tower A, No.8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
68	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
69	4-17/F, Office Tower 2 TaiKoo Hui Development, No. 381 Tian He Road, Guangzhou, Guangdong, China
70	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
71	Building C-1 UP Ayala Technohub, Commonwealth Avenue, Diliman, Quezon City, Metro Manila, Philippines
72	HSBC House Plot No.8 Survey No.64 (Part), Hitec City Layout Madhapur, Hyderabad, India, 500081
73	Mireka City 324/9 Havelock Road, Colombo 05, Sri Lanka, 00500
74	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
75	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597

Registered offices
76	Room 405 Odd House Number of 859-863, Huanhu West 1st Road, Lingang New Area, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 201306
77	Hansaallee 3, Düsseldorf, Germany, 40549
78	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
79	HSBC Main Building 1 Queen's Road Central, Hong Kong
80	80 Mill Street, Qormi, Malta, QRM 3101
81	26 Gartenstrasse, Zurich, Switzerland, 8002
82	36F., No. 68 Sec. 5, Zhongxiao E. Rd., Xinyi Dist., Taipei City, Taiwan, 110419
83	66 Hudson Boulevard E, New York, New York, United States of America, 10001
84	Mareva House 4 George Street, Nassau, Bahamas
85	150 King Street West, Suite 200, Toronto, Ontario, Canada, M5H 1J9
86	4, rue Peternelchen, Howald, Grand Duchy of Luxembourg, Luxembourg, L-2370
87	Alphabeta 14-18 Finsbury Square, London, United Kingdom, EC2A 1BR
88	5th Floor, IconEbene 1 Building, Lot 441, Rue de L’Institut, Ebene, Mauritius, 1704-01
89	18th Floor Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
90	CT Corporation System 28 Liberty Street, New York, New York, United States of America, 10005
91	Unit 201, Floor 2, Building 3 No. 12, Anxiang Street, Shunyi District, Beijing, Beijing, China
92	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States of America, 19801
93	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
94	Craigmuir Chambers, Road Town, Tortola, British Virgin Islands, VG1110
95	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
96	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
97	29/F HSBC Building 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
98	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
99	Unit 2017, Floor 20, Tower 1 No.288, Shimen 1st Road, Jing An District, Shanghai, China, 200041
100	HSBC Tower, Downtown Dubai, P O Box 66, Dubai, United Arab Emirates
101	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
102	Level 16, HSBC Tower, Downtown Dubai, P.O. Box 66, Dubai, United Arab Emirates
103	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
104	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
105	HSBC House, Esplanade, St. Helier, Jersey, JE1 1GT
106	9-17 Quai des Bergues, Geneva, Switzerland, 1201
107	1 Grand Canal Square Grand Canal Harbour, Dublin 2, Ireland, D02 P820
108	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
109	52/60 M G Road, Fort, Mumbai, India, 400 001
110	Unit 2201, 22/F, Qianhai Chow Tai Fook Finance Tower (Phase I) No. 66 Shu Niu Avenue, Nanshan Subdistrict, the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone, the PRC, Shenzhen, China, 518054
111	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
112	306 Corniche El Nil, HSBC Building, Maadi, Cairo, Egypt
113	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
114	Kapelanka 42A, Krakow, Poland, 30-347
115	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
116	22/F, Tower 2, Taikoo Hui Building, No. 381 Tianhe Road, Tianhe District, Guangzhou, China
117	Business Bay, Wing 2 Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada, Pune, India, 411006
118	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius

Registered offices
119	No. 56 Yu Rong Street, Macheng, China, 438300
120	No. 205 Lie Shan Road Suizhou, Hubei, China
121	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
122	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
123	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
124	Level 15 HSBC Tower, Downtown Dubai, Dubai, United Arab Emirates, PO Box 66
125	World Trade Center 3, 9th Floor, Jalan Jendral Sudirman Kaveling 29-31, Karet, Setiabudi, South Jakarta, DKI Jakarta, Indonesia, 12920
126	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
127	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300
128	Room 601, 6/F Phase 1 Qianhai Chow Tai Fook Finance Tower, 66 Shuniu Avenue, Nanshan Community, Qianhai Shenzhen-Hong Kong Corporation Zone, Shenzhen, Guangdong, China
129	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
130	1A Heienhaff, Senningerberg, Luxembourg, 1736
131	P.O. Box 3119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, Cayman Islands, KY1 – 1205
132	17 Boulevard F.W Raiffeisen, Luxembourg, 2411
133	10 Collyer Quay, #10-01 Ocean Financial Centre, Singapore, Singapore, 049315
134	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
135	43 Whitfield Street, London, United Kingdom, W1T 4HD
136	35 Ballards Lane, London, United Kingdom, N3 1XW
137	38 Beach Road #19-11 South Beach Tower, Singapore, Singapore, 189767
138	c/o Mayfair Corporate Services Ltd., 26 Burnaby Street, Hamilton, Bermuda, HM11
139	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
140	All Saints Triangle Caledonian Road, London, United Kingdom, N19UT
141	188 Yin Cheng Zhong Lu (Shanghai) Pilot Free Trade Zone, China
142	50/F Lee Garden One, 33 Hysan Avenue, Hong Kong
143	13-15 York Buildings, London, United Kingdom, WC2N 6JU
144	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
145	8th Floor Unit No. 808-814, Ambadeep Building, Plot No. 14, Kasturba Gandhi Marg, New Delhi, India, 110001
146	c/o Interpath Ltd, 10 Fleet Place, London, United Kingdom, EC4M 7RB
147	ICS Corporate Services (Cayman) Limited, 3-212 Governors Square 23 Lime Tree Bay Avenue, P.O. Box 30746, Seven Mile Beach, Grand Cayman, Cayman Islands, KY1-1203
148	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808
149	9 rue du Laboratoire, Grand Duchy of Luxembourg, Luxembourg, L-1911
150	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
151	10th Floor 5 Churchill Place, London, United Kingdom, E14 5HU
152	121 HaHashmonaim St., Tel Aviv, Israel, 6713328
153	111 Town Square Place, Suite 840, Jersey City, New Jersey, United States of America, 07310
154	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
155	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
156	Unit 306,307, 308, Gate Village Building 05, Dubai International Financial Centre, Dubai, United Arab Emirates
157	c/o Company Secretarial Department, 280 Bishopsgate, London, United Kingdom, EC2M 4AG
158	4482 Deer Ridge Road, Danville, CA, Delaware, United States of America, 94506
159	7383 King Fahad Branch Rd, 2338 - Al Yasmeen Dist., Riyadh, Saudi Arabia, 13325
160	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
161	45 Gresham Street, C/O Restructuring & Recovery Services (RRS) S&W Partners LLP, London, United Kingdom, EC2V 7BG
162	10 Earlsfort Terrace, Dublin, Ireland, D02 T380

Registered offices
163	Meeting Room 18.R005, 18/F Fortune Financial Center No. 5 Dongsanhuan Zhong Road, Chaoyang District, Beijing, China, 100020
164	20, rue de la Poste, L-2346, Luxembourg, Grand Duchy of Luxembourg
165	3, rue Jean Piret, L-2350 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg: B253299
166	9F, Unit B, Seowang Building, 14-8 Teheran-ro 70-gil, Gangnam-gu, Seoul, South Korea (Walk Forest LS8)
167	6190-2 Fukushima, Kisomachi, Kiso-gun, Nagano 397-0001 Japan
168	2-1-4, Tsukiji, Chuo-ku, Tokyo 104-0045 JAPAN
169	89 Nexus Way, Camana Bay, George Town, Grand Cayman, KY1-1205, Cayman Islands
170	11F, No. 122, Songjiang Rd, Zhongshan Dist., Taipei City
171	10F., No. 156, Sec. 3, Minsheng E. Rd., Songshan Dist., Taipei City
172	3F and 8F, 136, Sejong-daero, Jung-gu, Seoul
173	800 North State Street, Suite 304, Dover, Delaware, United States of America, DE 19901

Registered offices
174	Enigma, Wavendon Business Park, England, United Kingdom, MK17 8LX
175	11-13, Boulevard de la Foire, L-1528 Luxembourg
176	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade, St. Helier, Jersey JE2 3QB
177	375 Park Avenue New York, NY 10152
178	4th Floor, Ensign House, 29 Seaton Place, St Helier, Jersey JE2 3QL
179	3rd Floor, 37 Esplanade, St. Helier JE1 1AD, Jersey
180	15, Boulevard F.W Raiffeisen, L-2411 Luxembourg, Grand Duchy of Luxembourg
181	60, Avenue J.F. Kennedy, L-1855 Luxembourg
182	5, Allée Scheffer, L 2520 Luxembourg, Grand Duchy of Luxembourg
183	2, rue Edward Steichen, Luxembourg, L-2540, Luxembourg
184	450, Lexington Avenue, 31st Floor, New York 10017
185	26A, Boulevard Royal L-2449 Luxembourg
186	Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
187	405 Lexington Avenue, 53rd Floor, New York, New York 10174, USA